Stockholders Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares, Options Outstanding, Beginning	4,664,589	4,162,067	3,812,953
Number of shares, Options Outstanding, granted		502,522	492,695
Number of shares, Options Outstanding, exercised		0	0
Number of shares, Options Outstanding, cancelled/forfeited		0	(143,581)
Number of shares, Options Outstanding, Ending Balance		4,664,589	4,162,067
Weighted average exercise price, option outstanding, Beginning Balance	$ 0.55	$ 0.411	$ 0.26
Warrants, weighted average exercise price, options granted	$ 4.92	1.67	1.64
Weighted average exercise price, option outstanding, Ending Balance		0.55	0.411
Warrants,Weighted average exercise price, Options cancelled/forfeited		$ 0	$ 1.00
Number of shares, Options Outstanding, Beginning	$ 2,545,765	$ 1,708,677	$ 982,326
Number of shares, Options Outstanding, granted		837,087	808,020
Number of shares, options outstanding, exercised		0	0
Number of shares, Options Outstanding, forfeitures		0	(81,668)
Number of shares, Options Outstanding, Ending		$ 2,545,765	$ 1,708,677
Stock Option
Number of shares, Options Outstanding, Beginning	4,664,589
Number of shares, Options Outstanding, granted	450,000
Number of shares, Options Outstanding, Ending Balance	5,114,589
Weighted average exercise price, option outstanding, Beginning Balance	$ 0.55
Warrants, weighted average exercise price, options granted	4.11
Weighted average exercise price, option outstanding, Ending Balance	$ 0.86